Note 3 - Inventories	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2023	December 31, 2024
Lubricants	1,370,033	1,196,444
Bunkers	2,747,630	900,639
Total	4,117,663	2,097,083